Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Financing Receivable, Net	$ 205,180				$ 222,233				$ 205,180		$ 222,233
Investment securities (Note 3)	47,558				43,520				47,558		43,520
Other Assets	55,218				53,984				55,218		53,984
Nonrecourse Borrowings	29,938				30,124				29,938		30,124
Other Liabilities	70,485				60,285				70,485		60,285
Total revenues of consolidated VIEs									145,620		142,130		143,030		142,829	145,132
Provision for Loan and Lease Losses									4,079		4,790		3,760
Interest And Other Financial Charges									8,403		8,839		10,523
Consolidated VIE
Variable Interest Entity [Line Items]
Financing Receivable, Net	41,552				39,738				41,552		39,738
Current Receivables	3,537				2,858				3,537		2,858
Investment securities (Note 3)	3,374				3,830				3,374		3,830
Other Assets	4,658				2,871				4,658		2,871
Assets VIE	53,121				49,297				53,121		49,297
Borrowings	523				598				523		598
Nonrecourse Borrowings	28,664				28,574				28,664		28,574
Other Liabilities	3,521				3,334				3,521		3,334
Liabilities VIE	32,708				32,506				32,708		32,506
Total revenues of consolidated VIEs									8,012		7,540		6,960
Provision for Loan and Lease Losses									1,186		1,247		1,163
Interest And Other Financial Charges									358		354		424
Other 1 [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	3,064				2,044				3,064		2,044
Current Receivables	509				349				509		349
Investment securities (Note 3)	1,005				1,044				1,005		1,044
Other Assets	2,814				2,081				2,814		2,081
Assets VIE	7,392				5,518				7,392		5,518
Borrowings	523				598				523		598
Nonrecourse Borrowings	646				49				646		49
Other Liabilities	1,548				1,351				1,548		1,351
Liabilities VIE	2,717				1,998				2,717		1,998
Consolidated Securitization Entities [Member]
Variable Interest Entity [Line Items]
Commingled cash amounts owed to CSEs	2,809				6,314				2,809		6,314
Commingled cash receivable from CSEs	2,913				5,540				2,913		5,540
Trade Receivable [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	0								0
Current Receivables	3,028								3,028
Investment securities (Note 3)	0								0
Other Assets	2								2
Assets VIE	3,030								3,030
Borrowings	0								0
Nonrecourse Borrowings	2,692								2,692
Other Liabilities	26								26
Liabilities VIE	2,718								2,718
Industrial Equipment Joint Venture [Member]
Variable Interest Entity [Line Items]
Assets VIE	1,598								1,598
Liabilities VIE	686								686
Power Generating And Leasing [Member]
Variable Interest Entity [Line Items]
Assets VIE	667								667
Liabilities VIE	0								0
Insurance Entities [Member]
Variable Interest Entity [Line Items]
Assets VIE	1,162								1,162
Liabilities VIE	541								541
GECC
Variable Interest Entity [Line Items]
Financing Receivable, Net	217,382				233,322				217,382		233,322
Investment securities (Note 3)	47,478				43,202				47,478		43,202
Other Assets	30,868				30,541				30,868		30,541
Nonrecourse Borrowings	29,938				30,124				29,938		30,124
Other Liabilities	16,315				19,759				16,315		19,759
Total revenues of consolidated VIEs	10,535	9,754	9,582	9,885	10,380	9,918	10,042	9,812	39,756	[1]	40,152	[1]	41,710	[1]	44,611	45,420
Provision for Loan and Lease Losses									4,079	[1]	4,790	[1]	3,760	[1]
Interest And Other Financial Charges									7,318	[1]	7,990	[1]	9,712	[1]
GECC | Trinity [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	0				0				0		0
Current Receivables	0				0				0		0
Investment securities (Note 3)	2,369				2,786				2,369		2,786
Other Assets	17				213				17		213
Assets VIE	2,386				2,999				2,386		2,999
Borrowings	0				0				0		0
Nonrecourse Borrowings	0				0				0		0
Other Liabilities	1,022				1,482				1,022		1,482
Liabilities VIE	1,022				1,482				1,022		1,482
Intercompany Advances Eliminated In Consolidation	1,565				1,837				1,565		1,837
GECC | Equipment [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	12,843				12,928				12,843		12,928
Current Receivables	0				0				0		0
Investment securities (Note 3)	0				0				0		0
Other Assets	766				557				766		557
Assets VIE	13,609				13,485				13,609		13,485
Borrowings	0				0				0		0
Nonrecourse Borrowings	10,359				10,982				10,359		10,982
Other Liabilities	593				248				593		248
Liabilities VIE	10,952				11,230				10,952		11,230
GECC | Credit Card Receivable [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	25,645				24,766				25,645		24,766
Current Receivables	0				0				0		0
Investment securities (Note 3)	0				0				0		0
Other Assets	1,059				20				1,059		20
Assets VIE	26,704				24,786				26,704		24,786
Borrowings	0				0				0		0
Nonrecourse Borrowings	14,967				15,363				14,967		15,363
Other Liabilities	332				228				332		228
Liabilities VIE	15,299				15,591				15,299		15,591
GECC | Trade Receivable [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	0				0				0		0
Current Receivables	3,028				2,509				3,028		2,509
Investment securities (Note 3)	0				0				0		0
Other Assets	2				0				2		0
Assets VIE	3,030				2,509				3,030		2,509
Borrowings	0				0				0		0
Nonrecourse Borrowings	2,692				2,180				2,692		2,180
Other Liabilities	26				25				26		25
Liabilities VIE	$ 2,718				$ 2,205				$ 2,718		$ 2,205

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.